Derivative Financial Instruments - Summary of Fair Value of Financial Assets and Financial Liabilities (Parenthetical) (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Accrual of net interest expense	₺ 118,647	₺ 72,653
Participating cross currency swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Nominal Value	₺ 123,995	₺ 129,870